Segment Information - Schedule of Identifiable Long-Lived Tangible Assets (Geographic Areas) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
China [Member]
Schedule of Identifiable Long-Lived Tangible Assets (Geographic Areas) [Line Items]
Total Identifiable long-lived tangible assets	$ 727	$ 1,298